Long Term Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2006 iSoftStone Technologies Co., Ltd.	Dec. 31, 2012 iSoftStone Technologies Co., Ltd.	Dec. 31, 2011 iSoftStone Technologies Co., Ltd.	Dec. 31, 2010 iSoftStone Technologies Co., Ltd.	May 31, 2011 Shenke	Jun. 30, 2010 Shenke	Dec. 31, 2012 Shenke	Dec. 31, 2011 Shenke	Dec. 31, 2010 Shenke	Aug. 31, 2012 Shenke	Jan. 31, 2012 Chengdu-Medical	Sep. 30, 2011 Chengdu-Medical	Dec. 31, 2012 Chengdu-Medical	Dec. 31, 2011 Chengdu-Medical	Oct. 31, 2011 Dalian iCarnegie	Dec. 31, 2012 Dalian iCarnegie	Dec. 31, 2011 Dalian iCarnegie	Jan. 31, 2011 Wuxi IoT	Dec. 31, 2012 Wuxi IoT	Dec. 31, 2011 Wuxi IoT	Sep. 30, 2012 iSS-Foshan	Nov. 30, 2012 JT Information Services Company Limited	Apr. 30, 2011 Wuxi iCarnegie	Aug. 31, 2010 Wuxi iCarnegie	Dec. 31, 2011 Wuxi iCarnegie	Dec. 31, 2010 Wuxi iCarnegie	Jun. 30, 2011 Dynomedia Inc
Investment [Line Items]
Fair value of consideration received (cash proceeds)																											$ 664
Percentage of sale of equity interest																											45.00%
Initial Carrying amount of cost method investment																														1,530
Fair value of retained noncontrolling interest in Wuxi iCarnegie																											288
Carrying value of noncontrolling interest in Wuxi iCarnegie																											(67)
Carrying value of Wuxi iCarnegie at the date of disposal																											194
Gain on deconsolidation of Wuxi iCarnegie			1,079																								1,079
Initial Carrying amount of equity method investment																											288
Loss on Equity Method Investment	(637)	(565)	(245)		(14)	(3)	(9)			(31)	(21)	(4)				(303)	(95)		(13)	(2)		(28)	(51)	(200)	(1)			(393)	(202)
Foreign exchange loss																													(4)
Equity Interest Carrying Amount																													82
Cash capital contributions	$ 1,532	$ 12,036	$ 18	$ 100				$ 48	$ 18						$ 7,785			$ 32			$ 79			$ 1,429	$ 103	$ 311
Equity interest, percentage				32.25%					20.00%				23.08%	39.20%	49.00%			20.00%			20.00%			49.00%	46.00%		20.00%			23.40%
Equity interest transferred, percentage														9.80%